Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of fair value losses on derivative assets [text block]
		2021	2020	2019

Fair value losses on derivative financial assets	14.1
Gold ETF		105	164	–
Gold hedge		–	102	601
		105	266	601

Fair value losses on derivative financial liabilities	14.2
Gold loan		114	–	–
Call option		21	–	–
		135	–	–

Fair value losses on derivative financial instruments		240	266	601

Disclosure of derivative financial assets [text block]
	2021	2020

Derivatives assets:
Gold exchange-traded fund ("Gold ETF")	–	1,184
Gold hedge	–	–
	–	1,184

Disclosure of derivative financial liabilities [text block]
	2021	2020	2019

Gold loan – increase in liability	114	–	–
Call option – increase in liability	21	–	–
	135	–	–
	2021	2020

Derivative liabilities:
Gold loan	2,866	–
Call option	229	–
	3,095	–

Allocation of proceeds received for derivative financial liabilities [text block]
December 13, 2021
Gross proceeds	3,000
Transaction cost	(40)
Net proceeds received	2,960
Fair value of Call options	208
Fair value of Gold loan	2,752

December 31, 2021
Fair value of Call options	229
Fair value of Gold loan	2,866